ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Detail) (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,456,547,942	1,456,547,942
Ordinary shares, outstanding	1,430,965,312	1,437,328,096
Treasury shares, shares	25,582,630	19,219,846
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,456,547,942	1,456,547,942
Ordinary shares, outstanding	1,430,965,312	1,437,328,096
Treasury shares, shares	25,582,630	19,219,846